Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Income (Expenses) With Related Parties
The following table summarizes our transactions with related parties for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2023
	(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	$(30)	$(28)	$(42)
Ocean Yield Malta Limited	(1,202)	(1,914)	(3,221)
Ultranav Business Support ApS	(936)	(1,115)	(100)
Naviera Ultranav Limitada	(25)	(15)	(13)
Norton Lilly International Inc	—	(131)	—
Total	$(2,193)	$(3,203)	$(3,376)

Schedule of Due From Related Parties
The following table sets out the balances due from related parties as at December 31, 2023 and 2022:

	December 31, 2022	December 31, 2023
	(in thousands)
Due from Related Parties
Luna Pool Agency Limited	$12,334	$30,804
Unigas Pool	4,009	2,598
Dan Unity	20	—
Total	$16,363	$33,402

Schedule of Due To Related Parties
The following table sets out the balances due to related parties as at December 31, 2023 and 2022:

	December 31, 2022	December 31, 2023
	(in thousands)
Due to Related Parties
Ocean Yield Malta Limited	$48,684	$41,912
Naviera Ultranav Limitada	51	—
Ultranav Business Support ApS*	—	36
Total	$48,735	$41,948